Shareholder Fees	Feb. 28, 2025
Commonwealth Australia/New Zealand Fund [Default Label]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
AFRICA FUND [Default Label]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Commonwealth Japan Fund [Default Label]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Commonwealth Global Fund [Default Label]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Commonwealth Real Estate Securities Fund [Default Label]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%